Schedule - Valuation and Qualifying Accounts (Detail) (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Accounting Standards Update 2016-13 [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Cumulative Effect Adjustment Credit Losses	$ 2.1